Description of the Business (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 07, 2022	Mar. 08, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Purchase price	$ 185,000	$ 1,800,000
Minimum closing cash condition	$ 230,000	$ 250,000
Sale of stock price (usd per share)	$ 10.00